Restructuring and Transformation Initiative Expenses (Details) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022 store	Nov. 26, 2022 USD ($) store	Nov. 27, 2021 USD ($) store	Nov. 26, 2022 USD ($)	Nov. 27, 2021 USD ($) store	Feb. 26, 2022 USD ($) store	Feb. 27, 2021 USD ($) store
Fiscal 2022 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring accrual		$ 32.9		$ 32.9		$ 15.0
Number of stores closed | store	150	6
Store closure costs		$ 1.4
Fiscal 2022 Restructuring Charges | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs		54.1		131.4
Fiscal 2022 Restructuring Charges | Other Restructuring | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs		26.1		62.6
Fiscal 2022 Restructuring Charges | Other Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation costs		8.6		7.4
Fiscal 2022 Restructuring Charges | Store Closures and Other Transformation Initiatives | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs		45.5		123.8
Fiscal 2022 Restructuring Charges | Employee Severance
Restructuring Cost and Reserve [Line Items]
Transformation costs		3.9
Fiscal 2022 Restructuring Charges | Employee Severance | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs		7.9		42.9
Fiscal 2022 Restructuring Charges | Lease and Other Costs | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs		$ 11.5		$ 18.3
Fiscal 2021 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring accrual						$ 15.0
Number of stores closed | store						207
Store closure costs			$ 6.9		$ 28.3
Fiscal 2021 Restructuring Charges | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs			47.3		226.5
Fiscal 2021 Restructuring Charges | Other Restructuring | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs			34.3		71.1
Fiscal 2021 Restructuring Charges | Other Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation costs			6.1		127.1
Fiscal 2021 Restructuring Charges | Store Closures and Other Transformation Initiatives | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation costs			$ 41.2		$ 99.4
Fiscal 2021 Restructuring Charges related to Store Fleet Optimization
Restructuring Cost and Reserve [Line Items]
Number of stores closed | store			5		26	63
Fiscal 2020 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring accrual							$ 23.0
Number of stores closed | store							144